Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Proceeds From Sale Of Available-For-Sale Securities, Debt	$ 11,998,000	$ 2,877,000
Available-For-Sale Securities, Gross Realized Gain (Loss)	82,000	161,000
Issue One [Member]
Us Government Agencies Securities, At Carrying Value	5,600,000	5,700,000
Issue Two [Member]
Us Government Agencies Securities, At Carrying Value	$ 11,000,000	$ 19,300,000